Leases (Details) - USD ($)	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024	Feb. 12, 2024
Leases
Operating lease right-of-use asset, net	$ 282,910	$ 339,653	$ 406,726	$ 56,909
Current portion of operating lease liability	82,398	74,464	60,343
Operating lease liability, net of current portion	213,319	275,430	349,894
Total operating lease liability	$ 295,717	$ 349,894	$ 410,237	$ 62,124